Guarantor Financial Information (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Guarantor Financial Information [Abstract]
Condensed Balance Sheet [Table Text Block]

	March 31, 2016
Condensed Consolidating Balance Sheet (U.S. dollars in thousands, except share data)	XL- Ireland	XL-Cayman	Other XL-Ireland Subsidiaries	Consolidating Adjustments and Eliminations	XL-Ireland Consolidated
ASSETS
Investments:
Total investments available for sale	$—	$554,958	$33,288,326	$—	$33,843,284
Total investments trading	—	—	1,436,542	—	1,436,542
Investments in affiliates	—	—	1,953,711	—	1,953,711
Other investments	—	959	1,452,931	—	1,453,890
Total investments	$—	$555,917	$38,131,510	$—	$38,687,427
Cash and cash equivalents	8,681	287,464	2,524,752	—	2,820,897
Restricted cash	—	—	161,019	—	161,019
Investments in subsidiaries	12,082,624	16,336,128	—	(28,418,752)	—
Accrued investment income	—	2,654	288,362	—	291,016
Deferred acquisition costs and value of business acquired	—	—	1,057,941	—	1,057,941
Ceded unearned premiums	—	—	2,255,664	—	2,255,664
Premiums receivable	—	—	6,041,000	—	6,041,000
Reinsurance balances receivable	—	—	469,009	—	469,009
Unpaid losses and loss expenses recoverable	—	—	5,374,604	—	5,374,604
Receivable from investments sold	—	—	65,471	—	65,471
Goodwill and other intangible assets	—	—	2,233,597	—	2,233,597
Deferred tax asset	—	—	245,927	—	245,927
Amounts due from subsidiaries / parent	—	—	1,473,030	(1,473,030)	—
Other assets	1,339	42,782	897,999	—	942,120
Total assets	$12,092,644	$17,224,945	$61,219,885	$(29,891,782)	$60,645,692

LIABILITIES AND SHAREHOLDERS’ EQUITY
Liabilities:
Unpaid losses and loss expenses	$—	$—	$25,913,484	$—	$25,913,484
Deposit liabilities	—	—	1,170,595	—	1,170,595
Future policy benefit reserves	—	—	4,020,602	—	4,020,602
Funds withheld on GreyCastle life retrocession arrangements	—	—	998,391	—	998,391
Unearned premiums	—	—	8,217,539	—	8,217,539
Notes payable and debt	—	2,645,647	8,248	—	2,653,895
Reinsurance balances payable	—	—	2,583,962	—	2,583,962
Payable for investments purchased	—	—	74,476	—	74,476
Deferred tax liability	—	—	105,589	—	105,589
Amounts due to subsidiaries / parent	394,351	1,078,679	—	(1,473,030)	—
Other liabilities	9,549	73,495	1,156,397	—	1,239,441
Total liabilities	$403,900	$3,797,821	$44,249,283	$(1,473,030)	$46,977,974

Shareholders’ Equity:
Shareholders’ equity attributable to XL Group plc	$11,688,744	$12,082,624	$16,336,128	$(28,418,752)	$11,688,744
Non-controlling interest in equity of consolidated subsidiaries	—	1,344,500	634,474	—	1,978,974
Total shareholders’ equity	$11,688,744	$13,427,124	$16,970,602	$(28,418,752)	$13,667,718
Total liabilities and shareholders’ equity	$12,092,644	$17,224,945	$61,219,885	$(29,891,782)	$60,645,692

	December 31, 2015
Condensed Consolidating Balance Sheet (U.S. dollars in thousands, except share data)	XL- Ireland	XL-Cayman	Other XL-Ireland Subsidiaries	Consolidating Adjustments and Eliminations	XL-Ireland Consolidated
ASSETS
Investments:
Total investments available for sale	$—	$516,425	$33,237,473	$—	$33,753,898
Total investments trading	—	—	1,296,029	—	1,296,029
Investments in affiliates	—	—	1,708,899	—	1,708,899
Other investments	—	877	1,432,180	—	1,433,057
Total investments	$—	$517,302	$37,674,581	$—	$38,191,883
Cash and cash equivalents	11,557	369,997	2,874,682	—	3,256,236
Restricted cash	—	—	154,992	—	154,992
Investments in subsidiaries	11,648,673	15,836,651	—	(27,485,324)	—
Accrued investment income	—	2,323	310,344	—	312,667
Deferred acquisition costs and value of business acquired	—	—	890,568	—	890,568
Ceded unearned premiums	—	—	1,821,793	—	1,821,793
Premiums receivable	—	—	4,712,493	—	4,712,493
Reinsurance balances receivable	—	—	418,666	—	418,666
Unpaid losses and loss expenses recoverable	—	—	5,262,706	—	5,262,706
Receivable from investments sold	—	—	231,158	—	231,158
Goodwill and other intangible assets	—	—	2,210,266	—	2,210,266
Deferred tax asset	—	—	282,311	—	282,311
Amounts due from subsidiaries / parent	33,417	—	1,054,177	(1,087,594)	—
Other assets	2,748	44,570	889,881	—	937,199
Total assets	$11,696,395	$16,770,843	$58,788,618	$(28,572,918)	$58,682,938

LIABILITIES AND SHAREHOLDERS’ EQUITY
Liabilities:
Unpaid losses and loss expenses	$—	$—	$25,439,744	$—	$25,439,744
Deposit liabilities	—	—	1,168,376	—	1,168,376
Future policy benefit reserves	—	—	4,163,500	—	4,163,500
Funds withheld on GreyCastle life retrocession arrangements	—	—	914,629	—	914,629
Unearned premiums	—	—	7,043,358	—	7,043,358
Notes payable and debt	—	2,644,970	—	—	2,644,970
Reinsurance balances payable	—	—	2,117,727	—	2,117,727
Payable for investments purchased	—	—	130,060	—	130,060
Deferred tax liability	—	—	120,651	—	120,651
Amounts due to subsidiaries / parent	—	1,087,594	—	(1,087,594)	—
Other liabilities	19,316	45,106	1,221,038	—	1,285,460
Total liabilities	$19,316	$3,777,670	$42,319,083	$(1,087,594)	$45,028,475

Shareholders’ Equity:
Shareholders’ equity attributable to XL Group plc	$11,677,079	$11,648,673	$15,836,651	$(27,485,324)	$11,677,079
Non-controlling interest in equity of consolidated subsidiaries	—	1,344,500	632,884	—	1,977,384
Total shareholders’ equity	$11,677,079	$12,993,173	$16,469,535	$(27,485,324)	$13,654,463
Total liabilities and shareholders’ equity	$11,696,395	$16,770,843	$58,788,618	$(28,572,918)	$58,682,938

	December 31, 2015
Condensed Consolidating Balance Sheet (U.S. dollars in thousands, except share data)	XL- Ireland	XL-Cayman	Other XL-Ireland Subsidiaries	Consolidating Adjustments and Eliminations	XL-Ireland Consolidated
ASSETS
Investments:
Total investments available for sale	$—	$516,425	$33,237,473	$—	$33,753,898
Total investments trading	—	—	1,296,029	—	1,296,029
Investments in affiliates	—	—	1,708,899	—	1,708,899
Other investments	—	877	1,432,180	—	1,433,057
Total investments	$—	$517,302	$37,674,581	$—	$38,191,883
Cash and cash equivalents	11,557	369,997	2,874,682	—	3,256,236
Restricted cash	—	—	154,992	—	154,992
Investments in subsidiaries	11,648,673	15,836,651	—	(27,485,324)	—
Accrued investment income	—	2,323	310,344	—	312,667
Deferred acquisition costs and value of business acquired	—	—	890,568	—	890,568
Ceded unearned premiums	—	—	1,821,793	—	1,821,793
Premiums receivable	—	—	4,712,493	—	4,712,493
Reinsurance balances receivable	—	—	418,666	—	418,666
Unpaid losses and loss expenses recoverable	—	—	5,262,706	—	5,262,706
Receivable from investments sold	—	—	231,158	—	231,158
Goodwill and other intangible assets	—	—	2,210,266	—	2,210,266
Deferred tax asset	—	—	282,311	—	282,311
Amounts due from subsidiaries / parent	33,417	—	1,054,177	(1,087,594)	—
Other assets	2,748	44,570	889,881	—	937,199
Total assets	$11,696,395	$16,770,843	$58,788,618	$(28,572,918)	$58,682,938

LIABILITIES AND SHAREHOLDERS’ EQUITY
Liabilities:
Unpaid losses and loss expenses	$—	$—	$25,439,744	$—	$25,439,744
Deposit liabilities	—	—	1,168,376	—	1,168,376
Future policy benefit reserves	—	—	4,163,500	—	4,163,500
Funds withheld on GreyCastle life retrocession arrangements	—	—	914,629	—	914,629
Unearned premiums	—	—	7,043,358	—	7,043,358
Notes payable and debt	—	2,644,970	—	—	2,644,970
Reinsurance balances payable	—	—	2,117,727	—	2,117,727
Payable for investments purchased	—	—	130,060	—	130,060
Deferred tax liability	—	—	120,651	—	120,651
Amounts due to subsidiaries / parent	—	1,087,594	—	(1,087,594)	—
Other liabilities	19,316	45,106	1,221,038	—	1,285,460
Total liabilities	$19,316	$3,777,670	$42,319,083	$(1,087,594)	$45,028,475

Shareholders’ Equity:
Shareholders’ equity attributable to XL Group plc	$11,677,079	$11,648,673	$15,836,651	$(27,485,324)	$11,677,079
Non-controlling interest in equity of consolidated subsidiaries	—	1,344,500	632,884	—	1,977,384
Total shareholders’ equity	$11,677,079	$12,993,173	$16,469,535	$(27,485,324)	$13,654,463
Total liabilities and shareholders’ equity	$11,696,395	$16,770,843	$58,788,618	$(28,572,918)	$58,682,938

	December 31, 2014
Condensed Consolidating Balance Sheet (U.S. dollars in thousands, except share data)	XL- Ireland	XL-Cayman	Other XL-Ireland Subsidiaries	Consolidating Adjustments and Eliminations	XL-Ireland Consolidated
ASSETS
Investments:
Total investments available for sale	$—	$905,022	$29,579,031	$—	$30,484,053
Total investments trading	—	—	1,171	—	1,171
Investments in affiliates	—	1,326	1,636,294	—	1,637,620
Other investments	—	—	1,248,439	—	1,248,439
Total investments	$—	$906,348	$32,464,935	$—	$33,371,283
Cash and cash equivalents	22,443	42,970	2,456,401	—	2,521,814
Restricted cash	—	—	—	—	—
Investments in subsidiaries	10,195,445	13,076,044	—	(23,271,489)	—
Accrued investment income	—	4,605	311,359	—	315,964
Deferred acquisition costs and value of business acquired	—	—	354,533	—	354,533
Ceded unearned premiums	—	—	952,525	—	952,525
Premiums receivable	—	—	2,473,736	—	2,473,736
Reinsurance balances receivable	—	—	131,519	—	131,519
Unpaid losses and loss expenses recoverable	—	—	3,429,368	—	3,429,368
Receivable from investments sold	—	—	92,762	—	92,762
Goodwill and other intangible assets	—	—	447,952	—	447,952
Deferred tax asset	—	—	204,491	—	204,491
Amounts due from subsidiaries / parent	—	—	1,010,580	(1,010,580)	—
Other assets	3,017	46,279	701,576	—	750,872
Total assets	$10,220,905	$14,076,246	$45,031,737	$(24,282,069)	$45,046,819

LIABILITIES AND SHAREHOLDERS’ EQUITY
Liabilities:
Unpaid losses and loss expenses	$—	$—	$19,353,243	$—	$19,353,243
Deposit liabilities	—	—	1,245,367	—	1,245,367
Future policy benefit reserves	—	—	4,707,199	—	4,707,199
Funds withheld on GreyCastle life retrocession arrangements	—	—	1,155,016	—	1,155,016
Unearned premiums	—	—	3,973,132	—	3,973,132
Notes payable and debt	—	1,662,580	—	—	1,662,580
Reinsurance balances payable	—	—	493,230	—	493,230
Payable for investments purchased	—	—	42,291	—	42,291
Deferred tax liability	—	—	66,246	—	66,246
Amounts due to subsidiaries / parent	166,782	843,798	—	(1,010,580)	—
Other liabilities	20,372	29,923	862,454	—	912,749
Total liabilities	$187,154	$2,536,301	$31,898,178	$(1,010,580)	$33,611,053

Shareholders’ Equity:
Shareholders’ equity attributable to XL Group plc	$10,033,751	$10,195,445	$13,076,044	$(23,271,489)	$10,033,751
Non-controlling interest in equity of consolidated subsidiaries	—	1,344,500	57,515	—	1,402,015
Total shareholders’ equity	$10,033,751	$11,539,945	$13,133,559	$(23,271,489)	$11,435,766
Total liabilities and shareholders’ equity	$10,220,905	$14,076,246	$45,031,737	$(24,282,069)	$45,046,819

Condensed Income Statement [Table Text Block]

	Three Months Ended March 31, 2016
Condensed Consolidating Statement of Income and Comprehensive Income (U.S. dollars in thousands, except per share data)	XL- Ireland	XL-Cayman	Other XL-Ireland Subsidiaries	Consolidating Adjustments and Eliminations	XL-Ireland Consolidated
Revenues:
Net premiums earned	$—	$—	$2,354,610	$—	$2,354,610
Total net investment income	113	1,785	203,307	681	205,886
Total net realized gains (losses) on investments	—	277	90,940	1,533	92,750
Net realized and unrealized gains (losses) on derivative instruments	—	—	(3,622)	—	(3,622)
Net realized and unrealized gains (losses) on life retrocession embedded derivative and derivative instruments - Life Funds Withheld Assets	—	—	(236,080)	—	(236,080)
Income (loss) from investment fund affiliates	—	—	(4,579)	—	(4,579)
Fee income and other	—	—	8,262	—	8,262
Total revenues	$113	$2,062	$2,412,838	$2,214	$2,417,227
Expenses:
Net losses and loss expenses incurred	$—	$—	$1,382,485	$—	$1,382,485
Claims and policy benefits	—	—	4,937	—	4,937
Acquisition costs	—	—	403,267	—	403,267
Operating expenses	3,274	1,495	510,612	—	515,381
Exchange (gains) losses	17	(36)	(33,800)	—	(33,819)
Interest expense	(6)	35,169	17,140	—	52,303
Total expenses	$3,285	$36,628	$2,284,641	$—	$2,324,554
Income (loss) before income tax and income (loss) from operating affiliates	$(3,172)	$(34,566)	$128,197	$2,214	$92,673
Income (loss) from operating affiliates	—	—	12,650	—	12,650
Equity in net earnings (losses) of subsidiaries	24,437	94,780	—	(119,217)	—
Provision (benefit) for income tax	(620)	—	22,915	—	22,295
Net income (loss)	$21,885	$60,214	$117,932	$(117,003)	$83,028
Non-controlling interests	—	35,777	25,366	—	61,143
Net income (loss) attributable to ordinary shareholders	$21,885	$24,437	$92,566	$(117,003)	$21,885

Comprehensive income (loss)	$429,826	$432,378	$500,507	$(932,885)	$429,826

	Three Months Ended March 31, 2015
Condensed Consolidating Statement of Income and Comprehensive Income (U.S. dollars in thousands, except per share data)	XL- Ireland	XL-Cayman	Other XL-Ireland Subsidiaries	Consolidating Adjustments and Eliminations	XL-Ireland Consolidated
Revenues:
Net premiums earned	$—	$—	$1,334,000	$—	$1,334,000
Total net investment income	80	3,032	203,619	1,782	208,513
Total net realized gains (losses) on investments	—	1,269	52,837	(1,215)	52,891
Net realized and unrealized gains (losses) on derivative instruments	—	(63,700)	80,221	—	16,521
Net realized and unrealized gains (losses) on life retrocession embedded derivative and derivative instruments - Life Funds Withheld Assets	—	—	(229,367)	—	(229,367)
Income (loss) from investment fund affiliates	—	—	35,329	—	35,329
Fee income and other	—	—	4,728	—	4,728
Total revenues	$80	$(59,399)	$1,481,367	$567	$1,422,615
Expenses:
Net losses and loss expenses incurred	$—	$—	$769,827	$—	$769,827
Claims and policy benefits	—	—	19,387	—	19,387
Acquisition costs	—	—	153,696	—	153,696
Operating expenses	2,762	3,000	319,894	—	325,656
Exchange (gains) losses	(262)	33	27,619	—	27,390
Interest expense	—	37,773	13,665	—	51,438
Total expenses	$2,500	$40,806	$1,304,088	$—	$1,347,394
Income (loss) before income tax and income (loss) from operating affiliates	$(2,420)	$(100,205)	$177,279	$567	$75,221
Income (loss) from operating affiliates	—	—	22,668	—	22,668
Equity in net earnings (losses) of subsidiaries	38,485	174,426	—	(212,911)	—
Provision (benefit) for income tax	(216)	245	24,189	—	24,218
Net income (loss)	$36,281	$73,976	$175,758	$(212,344)	$73,671
Non-controlling interests	—	35,491	1,899	—	37,390
Net income (loss) attributable to ordinary shareholders	$36,281	$38,485	$173,859	$(212,344)	$36,281

Comprehensive income (loss)	$256,993	$259,197	$394,571	$(653,768)	$256,993

	Year Ended December 31, 2015
Condensed Consolidating Statement of Income and Comprehensive Income (U.S. dollars in thousands, except per share data)	XL- Ireland	XL-Cayman	Other XL-Ireland Subsidiaries	Consolidating Adjustments and Eliminations	XL-Ireland Consolidated
Revenues:
Net premiums earned	$—	$—	$8,226,425	$—	$8,226,425
Total net investment income	169	9,363	859,002	3,836	872,370
Total net realized gains (losses) on investments	—	13,814	197,129	(8,765)	202,178
Net realized and unrealized gains (losses) on derivative instruments	—	12,363	40,760	—	53,123
Net realized and unrealized gains (losses) on life retrocession embedded derivative and derivative instruments - Life Funds Withheld Assets	—	—	(151,691)	—	(151,691)
Income (loss) from investment fund affiliates	—	—	73,320	—	73,320
Fee income and other	—	—	33,201	—	33,201
Total revenues	$169	$35,540	$9,278,146	$(4,929)	$9,308,926
Expenses:
Net losses and loss expenses incurred	$—	$—	$4,766,200	$—	$4,766,200
Claims and policy benefits	—	—	115,997	—	115,997
Acquisition costs	—	—	1,317,448	—	1,317,448
Operating expenses	46,340	10,565	1,910,034	—	1,966,939
Exchange (gains) losses	(345)	20	22,829	—	22,504
Extinguishment of debt	—	—	5,592	—	5,592
Interest expense	11	143,330	61,874	—	205,215
Total expenses	$46,006	$153,915	$8,199,974	$—	$8,399,895
Income (loss) before income tax and income (loss) from operating affiliates	$(45,837)	$(118,375)	$1,078,172	$(4,929)	$909,031
Income (loss) from operating affiliates	—	—	44,740	—	44,740
Gain on sale of operating affiliate	—	—	340,407	—	340,407
Equity in net earnings (losses) of subsidiaries	1,253,609	1,449,404	—	(2,703,013)	—
Provision (benefit) for income tax	620	245	(20,026)	—	(19,161)
Net income (loss)	$1,207,152	$1,330,784	$1,483,345	$(2,707,942)	$1,313,339
Non-controlling interests	—	77,175	29,012	—	106,187
Net income (loss) attributable to ordinary shareholders	$1,207,152	$1,253,609	$1,454,333	$(2,707,942)	$1,207,152

Comprehensive income (loss)	$409,310	$455,767	$656,491	$(1,112,258)	$409,310

	Year Ended December 31, 2014
Condensed Consolidating Statement of Income and Comprehensive Income (U.S. dollars in thousands, except per share data)	XL- Ireland	XL-Cayman	Other XL-Ireland Subsidiaries	Consolidating Adjustments and Eliminations	XL-Ireland Consolidated
Revenues:
Net premiums earned	$—	$—	$5,895,070	$—	$5,895,070
Total net investment income	275	20,256	889,611	8,483	918,625
Total net realized gains (losses) on investments	—	27,541	102,150	(22,229)	107,462
Net realized and unrealized gains (losses) on derivative instruments	—	—	29,886	—	29,886
Net realized and unrealized gains (losses) on life retrocession embedded derivative and derivative instruments - Life Funds Withheld Assets	—	—	(488,222)	—	(488,222)
Income (loss) from investment fund affiliates	—	—	95,816	—	95,816
Fee income and other	—	—	43,630	—	43,630
Total revenues	$275	$47,797	$6,567,941	$(13,746)	$6,602,267
Expenses:
Net losses and loss expenses incurred	$—	$—	$3,258,393	$—	$3,258,393
Claims and policy benefits	—	—	242,963	—	242,963
Acquisition costs	—	—	738,118	—	738,118
Operating expenses	9,646	13,102	1,318,567	—	1,341,315
Exchange (gains) losses	127	168	(37,863)	—	(37,568)
Loss on sale of life reinsurance subsidiary	—	—	666,423	—	666,423
Interest expense	5	110,323	23,778	—	134,106
Total expenses	$9,778	$123,593	$6,210,379	$—	$6,343,750
Income (loss) before income tax and income (loss) from operating affiliates	$(9,503)	$(75,796)	$357,562	$(13,746)	$258,517
Income (loss) from operating affiliates	—	—	107,218	—	107,218
Gain on sale of operating affiliate	—	—	—	—	—
Equity in net earnings (losses) of subsidiaries	197,843	350,602	—	(548,445)	—
Provision (benefit) for income tax	—	(212)	97,109	—	96,897
Net income (loss)	$188,340	$275,018	$367,671	$(562,191)	$268,838
Non-controlling interests	—	77,175	3,323	—	80,498
Net income (loss) attributable to ordinary shareholders	$188,340	$197,843	$364,348	$(562,191)	$188,340

Comprehensive income (loss)	$936,141	$945,644	$1,112,149	$(2,057,793)	$936,141

	Year Ended December 31, 2013
Condensed Consolidating Statement of Income and Comprehensive Income (U.S. dollars in thousands, except per share data)	XL- Ireland	XL-Cayman	Other XL-Ireland Subsidiaries	Consolidating Adjustments and Eliminations	XL-Ireland Consolidated
Revenues:
Net premiums earned	$—	$—	$6,309,521	$—	$6,309,521
Total net investment income	24	21,994	917,993	17,705	957,716
Total net realized gains (losses) on investments	—	15,555	71,387	835	87,777
Net realized and unrealized gains (losses) on derivative instruments	—	—	7,798	—	7,798
Net realized and unrealized gains (losses) on life retrocession embedded derivative and derivative instruments - Life Funds Withheld Assets	—	—	—	—	—
Income (loss) from investment fund affiliates	—	3	138,388	—	138,391
Fee income and other	—	—	40,031	—	40,031
Total revenues	$24	$37,552	$7,485,118	$18,540	$7,541,234
Expenses:
Net losses and loss expenses incurred	$—	$—	$3,731,464	$—	$3,731,464
Claims and policy benefits	—	—	465,702	—	465,702
Acquisition costs	—	—	909,323	—	909,323
Operating expenses	11,699	12,051	1,189,428	—	1,213,178
Exchange (gains) losses	243	86	(28,572)	—	(28,243)
Interest expense	2	98,011	57,449	—	155,462
Total expenses	$11,944	$110,148	$6,324,794	$—	$6,446,886
Income (loss) before income tax and income (loss) from operating affiliates	$(11,920)	$(72,596)	$1,160,324	$18,540	$1,094,348
Income (loss) from operating affiliates	—	—	119,804	—	119,804
Gain on sale of operating affiliate	—	—	—	—	—
Equity in net earnings (losses) of subsidiaries	1,071,836	1,226,815	—	(2,298,651)	—
Provision (benefit) for income tax	—	4,991	72,514	—	77,505
Net income (loss)	$1,059,916	$1,149,228	$1,207,614	$(2,280,111)	$1,136,647
Non-controlling interests	—	77,392	(661)	—	76,731
Net income (loss) attributable to ordinary shareholders	$1,059,916	$1,071,836	$1,208,275	$(2,280,111)	$1,059,916

Comprehensive income (loss)	$276,553	$288,473	$424,912	$(713,385)	$276,553

Condensed Cash Flow Statement [Table Text Block]

	Three Months Ended March 31, 2016
Condensed Consolidating Statement of Cash Flows (U.S. dollars in thousands)	XL- Ireland	XL-Cayman	Other XL-Ireland Subsidiaries	Consolidating Adjustments and Eliminations	XL-Ireland Consolidated
Cash flows provided by (used in) operating activities:
Net cash provided by (used in) operating activities	$410,395	$(48,205)	$(533,303)	$—	$(171,113)
Cash flows provided by (used in) investing activities:
Proceeds from sale of fixed maturities and short-term investments	$—	$132,687	$3,815,844	$(176,454)	$3,772,077
Proceeds from redemption of fixed maturities and short-term investments	—	26,181	923,040	—	949,221
Proceeds from sale of equity securities	—	—	62,895	—	62,895
Purchases of fixed maturities and short-term investments	—	(190,119)	(4,312,014)	176,454	(4,325,679)
Purchases of equity securities	—	—	(55,411)	—	(55,411)
Proceeds from sale of affiliates	—	—	41,538	—	41,538
Purchases of affiliates	—	—	(247,049)	—	(247,049)
Purchase of Allied International Holdings, Inc., net of cash acquired	—	—	(69,745)	—	(69,745)
Change in restricted cash	—	—	(6,027)	—	(6,027)
Other, net	—	—	82,141	—	82,141
Net cash provided by (used in) investing activities	$—	$(31,251)	$235,212	$—	$203,961
Cash flows provided by (used in) financing activities:
Proceeds from issuance of ordinary shares and exercise of stock options	$491	$—	$—	$—	$491
Buybacks of ordinary shares	(355,901)	—	—	—	(355,901)
Dividends paid on ordinary shares	(57,861)	—	—	—	(57,861)
Distributions to non-controlling interests	—	(3,077)	(24,780)	—	(27,857)
Contributions from non-controlling interests	—	—	883	—	883
Deposit liabilities	—	—	(8,546)	—	(8,546)
Net cash provided by (used in) financing activities	$(413,271)	$(3,077)	$(32,443)	$—	$(448,791)
Effects of exchange rate changes on foreign currency cash	—	—	(19,396)	—	(19,396)
Increase (decrease) in cash and cash equivalents	$(2,876)	$(82,533)	$(349,930)	$—	$(435,339)
Cash and cash equivalents – beginning of period	11,557	369,997	2,874,682	—	3,256,236
Cash and cash equivalents – end of period	$8,681	$287,464	$2,524,752	$—	$2,820,897

	Three Months Ended March 31, 2015
Condensed Consolidating Statement of Cash Flows (U.S. dollars in thousands)	XL- Ireland	XL-Cayman	Other XL-Ireland Subsidiaries	Consolidating Adjustments and Eliminations	XL-Ireland Consolidated
Cash flows provided by (used in) operating activities:
Net cash provided by (used in) operating activities	$(31,120)	$134,448	$41,318	$(109,668)	$34,978
Cash flows provided by (used in) investing activities:
Proceeds from sale of fixed maturities and short-term investments	$—	$201,638	$1,510,135	$(237,832)	$1,473,941
Proceeds from redemption of fixed maturities and short-term investments	—	92,336	961,403	—	1,053,739
Proceeds from sale of equity securities	—	—	189,473	—	189,473
Purchases of fixed maturities and short-term investments	—	(453,628)	(2,619,508)	237,832	(2,835,304)
Purchases of equity securities	—	—	(94,141)	—	(94,141)
Proceeds from sale of affiliates	—	—	77,916	—	77,916
Purchases of affiliates	—	—	(29,037)	—	(29,037)
Returns of capital from subsidiaries	65,037	—	—	(65,037)	—
Other, net	—	—	(32,141)	—	(32,141)
Net cash provided by (used in) investing activities	$65,037	$(159,654)	$(35,900)	$(65,037)	$(195,554)
Cash flows provided by (used in) financing activities:
Proceeds from issuance of ordinary shares and exercise of stock options	$1,772	$—	$—	$—	$1,772
Buybacks of ordinary shares	(1,966)	—	—	—	(1,966)
Dividends paid on ordinary shares	(40,922)	(109,668)	—	109,668	(40,922)
Return of capital	—	(65,037)	—	65,037	—
Distributions to non-controlling interests	—	(2,995)	(4,177)	—	(7,172)
Contributions from non-controlling interests	—	—	2,569	—	2,569
Proceeds from issuance of debt	—	980,600	—	—	980,600
Deposit liabilities	—	—	(38,788)	—	(38,788)
Net cash provided by (used in) financing activities	$(41,116)	$802,900	$(40,396)	$174,705	$896,093
Effects of exchange rate changes on foreign currency cash	—	—	(47,397)	—	(47,397)
Increase (decrease) in cash and cash equivalents	$(7,199)	$777,694	$(82,375)	$—	$688,120
Cash and cash equivalents – beginning of period	22,443	42,970	2,456,401	—	2,521,814
Cash and cash equivalents – end of period	$15,244	$820,664	$2,374,026	$—	$3,209,934

	Year Ended December 31, 2015
Condensed Consolidating Statement of Cash Flows (U.S. dollars in thousands)	XL- Ireland	XL-Cayman	Other XL-Ireland Subsidiaries	Consolidating Adjustments and Eliminations	XL-Ireland Consolidated
Cash flows provided by (used in) operating activities:
Net cash provided by (used in) operating activities	$561,468	$148,850	$669,515	$(764,277)	$615,556
Cash flows provided by (used in) investing activities:
Proceeds from sale of fixed maturities and short-term investments	$—	$1,482,875	$15,745,247	$(359,894)	$16,868,228
Proceeds from redemption of fixed maturities and short-term investments	—	188,788	3,562,386	—	3,751,174
Proceeds from sale of equity securities	—	—	664,735	—	664,735
Purchases of fixed maturities and short-term investments	—	(1,296,980)	(18,780,978)	359,894	(19,718,064)
Purchases of equity securities	—	—	(567,334)	—	(567,334)
Proceeds from sale of affiliates	—	—	188,023	—	188,023
Purchases of affiliates	—	—	(280,856)	—	(280,856)
Purchase of Catlin Group Limited, net of acquired cash	(2,287,579)	(2,317,699)	1,267,564	2,317,699	(1,020,015)
Proceeds from sale of subsidiary	2,317,699	—	—	(2,317,699)	—
Proceeds from sale of ARX Holding Corp.	—	—	560,552	—	560,552
Returns of capital from subsidiaries	65,037	2,047,000	—	(2,112,037)	—
Change in restricted cash	—	—	(154,992)	—	(154,992)
Other, net	—	—	(155,019)	—	(155,019)
Net cash provided by (used in) investing activities	$95,157	$103,984	$2,049,328	$(2,112,037)	$136,432
Cash flows provided by (used in) financing activities:
Proceeds from issuance of ordinary shares and exercise of stock options	$9,976	$—	$—	$—	$9,976
Buybacks of ordinary shares	(468,971)	—	—	—	(468,971)
Dividends paid on ordinary shares	(208,516)	(764,277)	—	764,277	(208,516)
Return of capital	—	(65,037)	(2,047,000)	2,112,037	—
Distributions to non-controlling interests	—	(77,093)	(40,590)	—	(117,683)
Contributions from non-controlling interests	—	—	23,610	—	23,610
Proceeds from issuance of debt	—	980,600	—	—	980,600
Repayment of debt	—	—	(87,447)	—	(87,447)
Deposit liabilities	—	—	(84,758)	—	(84,758)
Net cash provided by (used in) financing activities	$(667,511)	$74,193	$(2,236,185)	$2,876,314	$46,811
Effects of exchange rate changes on foreign currency cash	—	—	(64,377)	—	(64,377)
Increase (decrease) in cash and cash equivalents	$(10,886)	$327,027	$418,281	$—	$734,422
Cash and cash equivalents – beginning of period	22,443	42,970	2,456,401	—	2,521,814
Cash and cash equivalents – end of period	$11,557	$369,997	$2,874,682	$—	$3,256,236

	Year Ended December 31, 2014
Condensed Consolidating Statement of Cash Flows (U.S. dollars in thousands)	XL- Ireland	XL-Cayman	Other XL-Ireland Subsidiaries	Consolidating Adjustments and Eliminations	XL-Ireland Consolidated
Cash flows provided by (used in) operating activities:
Net cash provided by (used in) operating activities	$895,854	$518,715	$407,136	$(858,521)	$963,184
Cash flows provided by (used in) investing activities:
Proceeds from sale of fixed maturities and short-term investments	$—	$574,673	$4,793,978	$(472,539)	$4,896,112
Proceeds from redemption of fixed maturities and short-term investments	—	351,737	3,250,056	—	3,601,793
Proceeds from sale of equity securities	—	—	571,410	—	571,410
Purchases of fixed maturities and short-term investments	—	(307,830)	(7,322,967)	472,539	(7,158,258)
Purchases of equity securities	—	—	(445,504)	—	(445,504)
Proceeds from sale of affiliates	—	—	240,785	—	240,785
Purchases of affiliates	—	—	(371,226)	—	(371,226)
Proceeds from sale of subsidiary	—	—	570,000	—	570,000
Returns of capital from subsidiaries	79,086	482,570	—	(561,656)	—
Change in restricted cash	—	—	—	—	—
Other, net	—	1,920	(195,411)	—	(193,491)
Net cash provided by (used in) investing activities	$79,086	$1,103,070	$1,091,121	$(561,656)	$1,711,621
Cash flows provided by (used in) financing activities:
Proceeds from issuance of ordinary shares and exercise of stock options	$6,367	$—	$—	$—	$6,367
Buybacks of ordinary shares	(801,953)	—	—	—	(801,953)
Dividends paid on ordinary shares	(169,620)	(858,521)	—	858,521	(169,620)
Return of capital	—	(79,086)	(482,570)	561,656	—
Distributions to non-controlling interests	—	(77,002)	(1,463)	—	(78,465)
Contributions from non-controlling interests	—	—	48,261	—	48,261
Repayment of debt	—	(600,000)	—	—	(600,000)
Deposit liabilities	—	—	(268,298)	—	(268,298)
Net cash provided by (used in) financing activities	$(965,206)	$(1,614,609)	$(704,070)	$1,420,177	$(1,863,708)
Effects of exchange rate changes on foreign currency cash	—	—	(90,115)	—	(90,115)
Increase (decrease) in cash and cash equivalents	$9,734	$7,176	$704,072	$—	$720,982
Cash and cash equivalents – beginning of period	12,709	35,794	1,752,329	—	1,800,832
Cash and cash equivalents – end of period	$22,443	$42,970	$2,456,401	$—	$2,521,814

	Year Ended December 31, 2013
Condensed Consolidating Statement of Cash Flows (U.S. dollars in thousands)	XL- Ireland	XL-Cayman	Other XL-Ireland Subsidiaries	Consolidating Adjustments and Eliminations	XL-Ireland Consolidated
Cash flows provided by (used in) operating activities:
Net cash provided by (used in) operating activities	$740,308	$(175,056)	$832,444	$(617,719)	$779,977
Cash flows provided by (used in) investing activities:
Proceeds from sale of fixed maturities and short-term investments	$—	$254,053	$4,282,227	$(194,851)	$4,341,429
Proceeds from redemption of fixed maturities and short-term investments	—	203,054	3,805,279	—	4,008,333
Proceeds from sale of equity securities	—	—	245,538	—	245,538
Purchases of fixed maturities and short-term investments	—	(828,603)	(8,510,221)	194,851	(9,143,973)
Purchases of equity securities	—	—	(534,356)	—	(534,356)
Proceeds from sale of affiliates	—	—	190,954	—	190,954
Purchases of affiliates	—	—	(353,678)	—	(353,678)
Returns of capital from subsidiaries	84,589	546,912	—	(631,501)	—
Change in restricted cash	—	—	—	—	—
Other, net	—	3,753	44,138	—	47,891
Net cash provided by (used in) investing activities	$84,589	$179,169	$(830,119)	$(631,501)	$(1,197,862)
Cash flows provided by (used in) financing activities:
Proceeds from issuance of ordinary shares and exercise of stock options	$12,623	$—	$—	$—	$12,623
Buybacks of ordinary shares	(675,617)	—	—	—	(675,617)
Dividends paid on ordinary shares	(160,155)	(617,719)	—	617,719	(160,155)
Return of capital	—	(84,589)	(546,912)	631,501	—
Distributions to non-controlling interests	—	(77,670)	—	—	(77,670)
Contributions from non-controlling interests	—	—	7,747	—	7,747
Proceeds from issuance of debt	—	592,615	—	—	592,615
Deposit liabilities	—	—	(94,386)	—	(94,386)
Net cash provided by (used in) financing activities	$(823,149)	$(187,363)	$(633,551)	$1,249,220	$(394,843)
Effects of exchange rate changes on foreign currency cash	—	—	(4,818)	—	(4,818)
Increase (decrease) in cash and cash equivalents	$1,748	$(183,250)	$(636,044)	$—	$(817,546)
Cash and cash equivalents – beginning of period	10,961	219,044	2,388,373	—	2,618,378
Cash and cash equivalents – end of period	$12,709	$35,794	$1,752,329	$—	$1,800,832